Related party disclosures	12 Months Ended
Dec. 31, 2022
Related party disclosures [Abstract]
Related party disclosures
19. Related party disclosures

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions.

On April 8, 2021, GH Research Ireland Limited issued 5,270,400 Series B preferred shares (which were redesignated as into 2,108,159 ordinary shares prior to the closing of the IPO) to directors and entities affiliated with directors.

On June 4, 2021, GH Research PLC granted the option to purchase 126,218 ordinary shares (which were redesignated into 50,487 ordinary shares prior to the closing of the IPO) to key management.

On June 24, 2021, GH Research PLC redeemed 25,000 A ordinary shares of €1.00 each at par and, following the redemption, cancelled the 25,000 A ordinary shares of €1.00 each, see note 15, “Share capital and reserves” for details.

On June 29, 2021, GH Research PLC issued 625,000 ordinary shares from the initial public offering to entities affiliated with directors.

Key Management Compensation

Key management are those persons who have the authority and responsibility for planning, directing and controlling the activities of the Group. Key management is comprised of executive officers and the Board of Directors who served during the reporting period.

	Year ended December 31,
	2022	2021	2020
	$’000	$’000	$’000
Salary and related expenses	893	687	5
Shared based compensation expense	338	163	—
	1,231	850	5